Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2019
Compensation Related Costs [Abstract]
Defined benefit pension plans - amounts recognized in consolidated statements of income

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Japan	¥6,779	¥4,582	¥4,621
Foreign	5,210	5,772	6,786
Defined benefit costs	¥11,989	¥10,354	¥11,407

Defined benefit pension plans - amounts recognized in statements of financial position and changes in present value of defined benefit obligation

	JPY (millions) As of March 31, 2018
	Japan	Foreign	Total
Present value of defined benefit obligations	¥198,686	¥99,174	¥297,860
Fair value of plan assets	230,421	21,207	251,628
Net defined benefit liabilities (assets)	¥(31,735)	¥77,967	¥46,232

Consolidated statement of financial position
Net defined benefit liabilities	¥9,604	¥78,007	¥87,611
Net defined benefit assets	41,339	40	41,379
Net amount of liabilities (assets) recognized in the consolidated statement of financial position	¥(31,735)	¥77,967	¥46,232

	JPY (millions) As of March 31, 2019
	Japan	Foreign	Total
Present value of defined benefit obligations	¥198,293	¥227,975	¥426,268
Fair value of plan assets	223,191	80,625	303,816
Net defined benefit liabilities (assets)	¥(24,898)	¥147,350	¥122,452

Consolidated statement of financial position
Net defined benefit liabilities	¥9,461	¥147,435	¥156,896
Net defined benefit assets	34,359	85	34,444
Net amount of liabilities (assets) recognized in the consolidated statement of financial position	¥(24,898)	¥147,350	¥122,452
A summary of changes in present value of the defined benefit obligations for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31, 2018
	Japan	Foreign	Total
At beginning of the year	¥217,026	¥90,424	¥307,450
Current service cost	4,866	4,295	9,161
Interest cost	1,424	1,713	3,137
Re-measurement gains and losses of defined benefit plans
From changes in demographic assumptions	3,294	(1,179)	2,115
From changes in financial assumptions	(3)	782	779
Experience adjustments	466	297	763
Past service cost	11	5	16
Settlement	(2,515)	2,346	(169)
Benefits paid	(13,134)	(3,093)	(16,227)
Effect of business combinations and disposals	(12,749)	81	(12,668)
Foreign currency translation differences	—	3,503	3,503
At end of the year	¥198,686	¥99,174	¥297,860

	JPY (millions) For the Year Ended March 31, 2019
	Japan	Foreign	Total
At beginning of year	¥198,686	¥99,174	¥297,860
Current service cost	4,774	5,041	9,815
Interest cost	1,390	2,356	3,746
Re-measurement gains and losses of defined benefit plans
From changes in demographic assumptions	1,499	(44)	1,455
From changes in financial assumptions	2,577	13,101	15,678
Experience adjustments	301	(1,301)	(1,000)
Past service cost	71	—	71
Settlement	(262)	—	(262)
Benefits paid	(11,784)	(5,156)	(16,940)
Effect of business combinations and disposals	1,041	116,060	117,101
Foreign currency translation differences	—	(1,256)	(1,256)
At end of the year	¥198,293	¥227,975	¥426,268

Significant actuarial assumptions used to determine present value	Significant actuarial assumptions used to determine the present value are as follows:

	Discount Rate	Future Salary Increases
2018
Japan	0.7%	0.2%
Foreign	1.7%	2.7%
2019
Japan	0.6%	0.2%
Foreign	1.7%	2.2%

Sensitivity analysis for actuarial assumptions
A 0.5% change in these actuarial assumptions would affect the present value of defined benefit obligations at the end of the reporting period, while holding all other assumptions constant, by the amounts shown below:

	JPY (millions)
	Discount Rate		Future Salary Increases
	Change in assumption	Impact	Change in assumption	Impact
2018
Japan	+0.50%	¥(12,250)	+0.50%	¥517
	-0.50%	13,778	-0.50%	(477)
Foreign	+0.50%	(7,371)	+0.50%	479
	-0.50%	8,247	-0.50%	(665)
2019
Japan	+0.50%	(12,608)	+0.50%	499
	-0.50%	14,193	-0.50%	(470)
Foreign	+0.50%	(19,158)	+0.50%	2,745
	-0.50%	17,699	-0.50%	(3,995)

Changes in fair value of plan assets and breakdown by asset class
A summary of changes in fair value of plan assets for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31,
	2018	2019
Balance at beginning of the year	¥265,031	¥251,628
Interest income on plan assets	1,959	2,225
Re-measurement of defined benefit plans Return on plan assets	4,813	468
Contributions by the employer	4,753	5,706
Settlement	(3,564)	—
Benefits paid	(11,507)	(12,923)
Effect of business combinations and disposals	(11,225)	55,133
Foreign currency translation differences	1,368	1,579
Balance at end of the year	¥251,628	¥303,816
reakdown of fair value by asset class is as follows:

	JPY (millions) As of March 31
	2018		2019
	With Quoted Prices in Active Markets	No Quoted Prices in Active Markets	With Quoted Prices in Active Markets	No Quoted Prices in Active Markets
Equities:
Japan	¥15,494	¥2,804	¥15,025	¥3,444
Foreign	6,396	58,286	20,680	74,309
Bonds:
Japan	1,568	19,157	1,040	16,523
Foreign	2,278	38,716	12,011	34,250
Life insurance company general accounts	—	68,551	—	88,178
Cash and cash equivalent	8,452	—	9,663	—
Investments in trusts	—	—	—	18,683
Others	514	29,412	404	9,606
Total plan assets	¥34,702	¥216,926	¥58,823	¥244,993

Major employee benefits expenses other than retirement benefits
Major employee benefit expenses other than retirement benefits for each fiscal year are as follows:

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Salary	¥226,985	¥215,256	¥272,930
Bonuses	68,935	70,708	89,439
Other	75,949	81,616	93,711